FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of assets measured at fair value on a recurring basis

As of December 31, 2022 and 2023, short-term and long-term investments measured at fair value are as follows:

	Fair value measurement as of December 31, 2023
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	207,329	1,559,248	—	1,766,577
Investments elected to measure at fair value
- Wealth management products	—	159,152	—	159,152
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	928,200	—	928,200
Investments elected to measure at fair value
- Wealth management products	—	101,432	—	101,432
Total	207,329	2,748,032	—	2,955,361

10. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	Fair value measurement as of December 31, 2022
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	—	1,512,953	—	1,512,953
Investments elected to measure at fair value
- Wealth management products	—	1,203,995	—	1,203,995
Total	—	2,716,948	—	2,716,948

Summary of trading securities and available-for-sale investments

A summary of available-for-sale investments during the years ended December 31, 2022 and 2023 is presented as below:

	As of December 31, 2023
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	1,752,828	13,749	—	—	1,766,577
Long-term investments:
Available-for-sale debt investments
- Wealth management products	906,499	21,701	—	—	928,200
Total	2,659,327	35,450	—	—	2,694,777

10. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	As of December 31, 2022
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	1,508,635	4,318	—	—	1,512,953
Total	1,508,635	4,318	—	—	1,512,953